Share-Based Payments - Schedule of Share Options Outstanding under Pre-IPO Share Option Scheme (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Schedule of Share Options Outstanding under Pre-IPO Share Option Scheme [Abstract]
Exercise price, Balance	$ 0.01	$ 0.01
Number of options, Balance	3,263,648	4,174,710
Exercise price, Forfeited
Number of options, Forfeited
Exercise price, Exercised	$ 0.01	$ 0.01
Number of options, Exercised	(656,077)	(911,062)
Exercise price, Balance	$ 0.01	$ 0.01
Number of options, Balance	2,607,571	3,263,648